Warrant liability (Tables)	12 Months Ended
Dec. 31, 2021
Warrant Liability
Schedule of Warrant Assumptions

Risk-free interest rate	0.53%
Expected life of warrants (in years)	3.00
Expected annualized volatility	72.42%
Dividend	Nil
Forfeiture rate	0%

Schedule of Derivative Financial Liability

Risk-free interest rate	0.95%
Expected life of warrants (in years)	2.21
Expected annualized volatility	78.39%
Dividend	Nil
Forfeiture rate	0%